UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5454

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
September 30, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--101.2%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey--91.8%
Atlantic City Board of Education,
GO (Guaranteed; School Bond
Reserve Act and Insured; FSA)	5.50	12/1/08	1,250,000	1,279,700
Atlantic County Utilities
Authority, Solid Waste System
Revenue	7.00	3/1/08	1,230,000	1,236,199
Atlantic County Utilities
Authority, Solid Waste System
Revenue	7.13	3/1/16	13,250,000	13,699,970
Bayonne,
BAN	5.00	10/26/07	2,000,000	2,000,820
Bayonne Redevelopment Agency,
Revenue (Royal Caribbean
Project)	5.38	11/1/35	4,120,000	4,014,899
Bergen County Utilities Authority,
Water Pollution Control
Revenue (Insured; FGIC)	5.38	12/15/13	1,155,000	1,232,096
Bordentown Sewer Authority,
Revenue (Insured; FGIC)	5.38	12/1/20	3,880,000	4,076,949
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	2,500,000 a	2,494,350
Camden
(Insured; FSA)	0.00	2/15/12	4,385,000	3,723,172
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000	4,646,490
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000	2,044,660
Carteret Board of Education,
COP (Insured; MBIA)	6.00	1/15/10	440,000 b	468,164
Delaware River and Bay Authority,
Revenue (Insured; MBIA)	5.00	1/1/27	3,220,000	3,331,895
Delaware River Joint Toll Bridge
Commission, Bridge System
Revenue (Insured; MBIA)	5.00	7/1/35	4,000,000	4,173,960
East Orange
(Insured; FSA)	0.00	8/1/10	4,240,000	3,822,657
East Orange

(Insured; FSA)	0.00	8/1/11	2,500,000	2,170,750
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/21	685,000	382,271
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/26	745,000	321,773
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/28	2,345,000	913,260
Essex County Improvement
Authority, LR (County
Correctional Facility Project)
(Insured; FGIC)	6.00	10/1/10	10,000,000 b	10,709,400
Freehold Regional High School
District, School District
Bonds (Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.50	3/1/09	1,450,000	1,492,688
Freehold Regional High School
District, School District
Bonds (Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.50	3/1/10	2,460,000	2,577,170
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	2,530,000	2,795,625
Hudson County Improvement
Authority, Facility LR (Hudson
County Lease Project)
(Insured; FGIC)	5.25	10/1/12	2,795,000	2,867,782
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; MBIA)	0.00	12/15/34	3,000,000	807,780
Jackson Township Board of
Education, GO (Guaranteed;
School Bond Reserve Act and
Insured; MBIA)	5.25	6/15/23	6,105,000	6,802,985
Jersey City
(Insured; FSA)	0.00	5/15/10	4,745,000	4,308,745
Jersey City,
GO (Fiscal Year Adjustment
Refunding Bonds) (Insured;
AMBAC)	6.00	10/1/08	1,575,000	1,614,847
Jersey City,
GO (Fiscal Year Adjustment
Refunding Bonds) (Insured;
AMBAC)	6.00	10/1/08	915,000	938,149
Jersey City,
Public Improvement Revenue
(Insured; MBIA)	5.25	9/1/09	1,605,000 b	1,673,806
Jersey City,
Water Revenue (Insured; AMBAC)	5.20	10/1/08	1,565,000	1,582,669
Mercer County Improvement

Authority, County Secured Open
Space Revenue (Insured; MBIA)	5.00	8/1/40	3,290,000	3,383,469
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/20	3,745,000	2,141,878
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/22	4,740,000	2,453,945
Middlesex County Utilities
Authority, Sewer Revenue
(Insured; MBIA)	6.25	8/15/10	950,000	988,893
New Jersey	6.00	5/1/10	3,695,000 b	3,922,316
New Jersey
(Insured; MBIA)	6.00	7/15/10	7,400,000	7,887,438
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.63	6/15/18	3,000,000	3,038,280
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	2,300,000	2,356,787
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	2,500,000	2,617,950
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Developmental
Disabilities)	6.25	7/1/24	1,275,000	1,360,043
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Mental Health
Services)	6.10	7/1/17	2,925,000	3,115,125
New Jersey Economic Development
Authority, District Heating
and Cooling Revenue
(Trigen-Trenton District
Energy Company L.P. Project)	6.20	12/1/07	515,000	516,354
New Jersey Economic Development
Authority, District Heating
and Cooling Revenue
(Trigen-Trenton District
Energy Company L.P. Project)	6.20	12/1/10	4,040,000	4,046,424
New Jersey Economic Development
Authority, EDR (American
Airlines, Inc. Project)	7.10	11/1/31	1,085,000	1,085,705
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.00	6/1/18	1,680,000	1,759,447

New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.88	6/1/18	2,750,000	2,946,515
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.50	6/1/21	1,920,000	2,024,218
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	6.00	6/1/25	1,000,000	1,077,630
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.25	6/1/32	350,000	360,668
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	3,000,000	3,015,690
New Jersey Economic Development
Authority, First Mortgage
Revenue (Fellowship Village
Project)	5.50	1/1/18	2,950,000	2,986,226
New Jersey Economic Development
Authority, First Mortgage
Revenue (Fellowship Village
Project)	5.50	1/1/25	3,000,000	3,017,100
New Jersey Economic Development
Authority, First Mortgage
Revenue (The Evergreens)	6.00	10/1/17	650,000	656,721
New Jersey Economic Development
Authority, First Mortgage
Revenue (The Evergreens)	6.00	10/1/22	700,000	705,110
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
MBIA)	0.00	7/1/18	5,000,000	3,172,000
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
MBIA)	0.00	7/1/20	3,350,000	1,907,055
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
MBIA)	0.00	7/1/21	2,620,000	1,416,555
New Jersey Economic Development
Authority, Retirement
Community Revenue (Seabrook
Village, Inc. Facility)	5.00	11/15/15	1,605,000	1,565,164
New Jersey Economic Development
Authority, Retirement

Community Revenue (Seabrook
Village, Inc. Facility)	5.25	11/15/26	1,700,000	1,622,888
New Jersey Economic Development
Authority, Revenue (Department
of Human Services Pooled
Financing Program)	5.75	7/1/14	1,080,000	1,164,715
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/12	1,000,000	852,960
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/13	1,000,000	819,990
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	3,250,000	2,446,697
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000	3,430,750
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000	1,633,800
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000	3,835,455
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000	3,198,960
New Jersey Economic Development
Authority, Revenue
(Transportation Project)
(Insured; FSA)	5.25	5/1/11	2,210,000	2,336,721
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	6/15/18	10,000,000 c,d	10,598,600
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	9/1/24	4,300,000	4,918,555
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
FGIC)	5.50	9/1/27	10,000,000	11,485,400
New Jersey Economic Development
Authority, Special Facility

Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/19	5,000,000	5,080,300
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/29	2,000,000	2,032,120
New Jersey Economic Development
Authority, State LR (State
Office Buildings Project)
(Insured; AMBAC)	6.00	6/15/10	2,425,000 b	2,580,830
New Jersey Economic Development
Authority, State LR (State
Office Buildings Project)
(Insured; AMBAC)	6.13	6/15/10	7,535,000 b	8,043,386
New Jersey Economic Development
Authority, Waste Paper
Recycling Revenue (Marcal
Paper Mills Inc. Project)	6.25	2/1/09	2,885,000	2,875,191
New Jersey Educational Facilities
Authority, Revenue (College of
New Jersey Issue) (Insured;
FGIC)	5.38	7/1/17	1,300,000	1,390,623
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	4,535,000	4,871,225
New Jersey Educational Facilities
Authority, Revenue (Gregorian
Court University Project)	5.00	7/1/27	1,000,000	1,003,370
New Jersey Educational Facilities
Authority, Revenue (Gregorian
Court University Project)	5.25	7/1/27	500,000	511,460
New Jersey Educational Facilities
Authority, Revenue (Gregorian
Court University Project)	5.25	7/1/37	750,000	756,780
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.13	7/1/10	1,550,000 b	1,616,635
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.25	7/1/10	2,885,000 b	3,018,431
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.00	7/1/15	120,000 b	130,474
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.00	7/1/23	1,880,000	1,984,321
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000	1,617,705
New Jersey Educational Facilities
Authority, Revenue (Public

Library Project Grant Program
Issue) (Insured; AMBAC)	5.00	9/1/22	5,500,000	5,733,530
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
FGIC)	5.75	7/1/10	15,405,000 b	16,310,044
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
FGIC)	4.25	7/1/34	3,500,000	3,309,250
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.38	7/1/14	2,500,000 b	2,747,450
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/34	4,250,000	4,187,993
New Jersey Environmental
Infrastructure Trust	5.25	9/1/10	4,070,000 b	4,303,618
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.00	7/1/12	6,145,000	6,560,586
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.25	7/1/12	2,270,000 b	2,531,277
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.25	7/1/17	2,730,000	2,959,702
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group Issue)	5.75	7/1/23	3,000,000	3,124,050
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; FSA)	6.75	7/1/19	550,000	661,430
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.38	7/1/13	2,000,000	2,074,200
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)
(Insured; MBIA)	5.00	7/1/08	1,500,000	1,508,970
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; MBIA)	0.00	7/1/23	2,280,000	1,132,522

New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; MBIA)	0.00	7/1/23	3,220,000	1,596,991
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	3,000,000	3,156,990
New Jersey Health Care Facilities
Financing Authority, Revenue
(Trinitas Hospital Obligated
Group)	7.38	7/1/10	4,000,000 b	4,378,160
New Jersey Higher Education
Assistance Authority, Student
Loan Revenue (Insured; MBIA)	6.13	6/1/17	300,000	308,937
New Jersey Highway Authority,
Revenue (Garden State Parkway)	6.00	1/1/19	6,645,000	7,694,511
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA)	5.75	4/1/18	1,200,000	1,218,876
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA)	5.30	4/1/26	935,000	940,666
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured:
AMBAC and FHA)	5.65	5/1/40	5,250,000	5,335,733
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
FSA)	5.70	5/1/20	2,595,000	2,681,777
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
FSA)	5.75	5/1/25	895,000	920,982
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue (Insured; FGIC)	5.00	11/1/36	525,000	519,808
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	2,500,000	2,632,675
New Jersey Transit Corporation,
Master Lease Agreement, COP,
Federal Transit Administration
Grants (Insured; AMBAC)	5.75	9/15/10	5,000,000 b	5,311,850
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/09	2,725,000	2,817,814
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/20	4,000,000	4,202,000
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/21	3,000,000	3,305,610
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	12/15/23	7,000,000	7,924,630

New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/34	5,000,000	5,225,950
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	5,000,000 b	5,482,400
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	9,000,000 b,c,d	9,868,320
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	8,000,000 b,c,d	8,771,840
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	7.00	6/15/12	2,255,000	2,589,259
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	7.00	6/15/12	3,745,000	4,286,302
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	60,000	68,542
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	160,000	184,467
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
AMBAC)	5.00	1/1/35	22,000,000	22,560,120
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	6.50	1/1/16	1,000,000	1,147,290
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	5.00	1/1/20	5,000,000	5,276,950
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	5.25	1/1/26	4,500,000	5,021,505
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	5.75	1/1/10	685,000	718,223
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	5.75	1/1/10	2,315,000	2,426,768
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.50	1/1/16	17,935,000	20,677,620
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.50	1/1/16	1,210,000	1,395,033
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.50	1/1/16	3,520,000	4,038,461
North Hudson Sewerage Authority,
Sewer Revenue (Insured; FGIC)	5.25	8/1/16	2,000,000	2,140,740
North Hudson Sewerage Authority,
Sewer Revenue (Insured; FGIC)	5.25	8/1/17	2,000,000	2,130,680
North Jersey District Water Supply
Commission, Sewer Revenue

(Wanaque South Project)
(Insured; MBIA)	6.00	7/1/19	2,000,000	2,273,600
Ocean County,
General Improvement	5.00	9/1/10	1,300,000 b	1,365,663
Ocean County,
General Improvement	5.00	9/1/10	1,200,000 b	1,260,612
Port Authority of New York and New
Jersey (Consolidated Bonds,
121st Series) (Insured; MBIA)	5.38	10/15/35	14,950,000	15,111,012
Port Authority of New York and New
Jersey, Special Obligation
Revenue (JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/15	5,000,000	5,767,000
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured; MBIA)	0.00	9/1/30	7,550,000	2,553,033
Salem County Improvement
Authority, City-Guaranteed
Revenue (Finlaw State Office
Building Project) (Insured;
FSA)	5.25	8/15/38	3,640,000	3,866,080
South Brunswick Township Board of
Education, School Bonds
(Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.63	12/1/09	1,820,000 b	1,902,755
South Jersey Transportation
Authority, Transportation
System Revenue (Insured; FGIC)	5.00	11/1/33	2,500,000	2,586,575
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/12	2,500,000 b	2,686,450
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	1,790,000 b	2,067,540
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	10,630,000 b	12,407,123
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	8,000,000	7,107,360
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/32	6,680,000	7,180,933
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	16,445,000	13,942,071

Trenton
(Insured; FGIC)	5.13	1/15/13	1,000,000	1,032,390
Union County Improvement
Authority, Revenue
(Correctional Facility Project)	5.00	6/15/22	3,155,000	3,283,629
Union County Utilities Authority,
Solid Waste Revenue (Ogden
Martin Systems of Union, Inc.)
(Insured; AMBAC)	5.38	6/1/20	4,990,000	5,076,327
University of Medicine and
Dentistry of New Jersey
(Insured; AMBAC)	5.50	12/1/27	15,425,000	16,458,784
West Orange Board of Education,
COP (Insured; MBIA)	6.00	10/1/09	500,000 b	529,350
U.S. Related--9.4%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,039,130
Puerto Rico Commonwealth
(Insured; MBIA)	5.65	7/1/15	2,000,000	2,221,780
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/25	5,000,000	5,204,300
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/32	5,000,000	5,153,550
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/29	7,850,000	8,984,796
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/37	10,000,000	10,142,000
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.00	7/1/22	1,615,000	1,695,540
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/46	10,400,000	10,446,800
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue	5.25	8/1/57	6,000,000	6,221,340
Virgin Islands Public Finance
Authority, Revenue (Senior
Lien Fund) (Insured; ACA)	5.50	10/1/08	1,500,000	1,520,160
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.50	10/1/10	3,000,000 b	3,282,330
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	2,000,000	2,159,700
Total Long-Term Municipal Investments
(cost $605,128,917)				628,221,544
Short-Term Municipal	Coupon	Maturity	Principal

Investment--.1%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey;
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (LOC:
Bank of Nova Scotia and Lloyds
TSB Bank PLC)
(cost $700,000)	4.00	10/1/07	700,000 [e]	700,000
Total Investments (cost $605,828,917)			101.3%	628,921,544
Liabilities, Less Cash and Receivables			(1.3%)	(7,954,406)
Net Assets			100.0%	620,967,138

a	Purchased on a delayed delivery basis.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $29,238,760 or 4.7% of net assets.
d	Collateral for floating rate borrowings.
e	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

Date: November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 26, 2007

Date: November 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)